Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 28, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	May 19, 2014
Document Effective Date	May 19, 2014
Prospectus Date	Feb. 28, 2014
American Beacon Intermediate Bond Fund | American Beacon Intermediate Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	AABDX
American Beacon Intermediate Bond Fund | American Beacon Intermediate Bond Fund | Investor Class
Risk/Return:
Trading Symbol	ABIPX
American Beacon Intermediate Bond Fund | American Beacon Intermediate Bond Fund | Y Class
Risk/Return:
Trading Symbol	ACTYX
American Beacon Intermediate Bond Fund | American Beacon Intermediate Bond Fund | A Class
Risk/Return:
Trading Symbol	AITAX
American Beacon Intermediate Bond Fund | American Beacon Intermediate Bond Fund | C Class
Risk/Return:
Trading Symbol	AIBCX